Putnam Investments
One Post Office Square
Boston, MA 02109
July 19, 2010

VIA EDGAR

Linda Stirling, Esquire and Ms. Laura Hatch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

RE:	Putnam New Opportunities Fund (Investment Company Act File No. 811-06128)—Registration Statement on Form N-14

Dear Ms. Stirling and Ms. Hatch:

Enclosed for filing on behalf of Putnam New Opportunities Fund is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the proposed merger of Putnam Vista Fund into Putnam New Opportunities Fund.

The prospectus/proxy statement, which constitutes Part A of the Registration Statement, will be used in connection with a meeting of shareholders of Putnam Vista Fund at which the shareholders will be asked to vote on the proposed merger of their fund into Putnam New Opportunities Fund. The meeting is currently scheduled to take place on September 15, 2010. Included in the Registration Statement is the form of proxy that would be used in connection with the solicitation of Putnam Vista Fund shareholders.

No registration fee is being paid at the time of filing because Putnam New Opportunities Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

Although the Registration Statement is proposed to become effective thirty days after filing (i.e., August 18, 2010), pursuant to Rule 488 under the Securities Act of 1933, as amended (the “Securities Act”), it is likely that Putnam New Opportunities Fund and its principal underwriter, Putnam Retail Management Limited Partnership, will request acceleration of the Registration Statement pursuant to Rule 461 under the Securities Act. If at all possible, please provide any comments or questions on the enclosed materials by the close of business on Friday, July 23, 2010.

I may be reached at 1-800-225-2465, Ext. 11224, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Carlo N. Forcione
Carlo N. Forcione

Enclosure

cc: Yana Dobkin Guss, Esquire, Ropes & Gray LLP
      Timothy F. Cormier, Esquire, Ropes & Gray LLP